Property and equipment, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Depreciation expense	¥ 39,945	¥ 46,803	¥ 43,413